Note 35	6 Months Ended
Jun. 30, 2021
Fee and commission income and expenses [Abstract]
Disclosure of fee and commission income (expense) [text block]	Fee and commission income and expense
The breakdown of the balance under these headings in the accompanying condensed consolidated income statements is as follows:

Fee and commission income. Breakdown by origin (Millions of Euros)
	June 2021	June 2020
Bills receivables	11	17
Demand accounts	199	168
Credit and debit cards and ATMs	1,181	1,020
Checks	64	69
Transfers and other payment orders	305	271
Insurance product commissions	109	71
Loan commitments given	111	87
Other commitments and financial guarantees given	178	178
Asset management	607	566
Securities fees	169	186
Custody securities	78	73
Other fees and commissions	299	283
Total	3,311	2,987
The breakdown of the balance under these headings in the accompanying condensed consolidated income statements is as follows:

Fee and commission expense. Breakdown by origin (Millions of Euros)
	June 2021	June 2020
Demand accounts	2	3
Credit and debit cards	612	576
Transfers and other payment orders	56	46
Commissions for selling insurance	25	25
Custody securities	25	25
Other fees and commissions	275	254
Total	996	929